Other receivables (Tables)	6 Months Ended
Dec. 31, 2022
Other receivables [Abstract]
Other Receivables
	31 Dec 2022	30 June 2022
	$'000	$'000

Current assets
Other receivables	80	1
Loan receivable	-	2,320
Provincial sales tax 'PST' receivable	7,112	10,023
Loss allowance for PST receivable	(6,871)	-
Interest receivable	-	75
Goods and services tax 'GST' receivable	10,591	11,235
Loss allowance for GST receivable	(8,338)	-

	2,574	23,654